Other Non-Current Assets	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets

B.6. OTHER NON-CURRENT ASSETS
Other non-current assets comprise:

(€ million)	June 30, 2024	December 31, 2023
Equity instruments at fair value through other comprehensive income	1,161	1,088
Debt instruments at fair value through other comprehensive income	347	346
Other financial assets at fair value through profit or loss	817	808
Pre-funded pension obligations	325	271
Long-term prepaid expenses	95	114
Long-term loans and advances and other non-current receivables	587	591
Total	3,333	3,218